UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Small-Cap Index Fund
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000
COMMON STOCKS (99.9%)

Auto &Transportation (4.7%)
Polaris Industries, Inc.	260,531	$18,297
Oshkosh Truck Corp.	212,843	17,451
BorgWarner, Inc.	341,807	16,639
* Yellow Roadway Corp.	266,005	15,572
J.B. Hunt Transport Services, Inc.	346,153	15,151
CNF Inc.	314,278	14,705
* Navistar International Corp.	382,319	13,916
Tidewater Inc.	347,883	13,519
* Laidlaw International Inc.	631,530	13,136
* The Goodyear Tire & Rubber Co.	960,210	12,819
* Landstar System, Inc.	368,731	12,076
OMI Corp.	551,044	10,552
* AMR Corp.	979,057	10,476
Overseas Shipholding Group Inc.	155,780	9,800
Alexander & Baldwin, Inc.	233,705	9,629
USF Corp.	170,126	8,210
UTI Worldwide, Inc.	112,952	7,845
Cooper Tire & Rubber Co.	409,942	7,527
* Kansas City Southern	387,064	7,455
Thor Industries, Inc.	224,749	6,722
American Axle & Manufacturing Holdings, Inc.	256,609	6,287
Skywest, Inc.	331,970	6,171
Florida East Coast Industries, Inc. Class A	145,085	6,163
Werner Enterprises, Inc.	312,003	6,062
* Swift Transportation Co., Inc.	267,672	5,926
ArvinMeritor, Inc.	382,292	5,914
Heartland Express, Inc.	296,531	5,679
Modine Manufacturing Co.	189,606	5,561
* General Maritime Corp.	114,794	5,561
Knight Transportation, Inc.	223,381	5,511
Overnite Corp.	170,262	5,447
* Pacer International, Inc.	227,042	5,424
Forward Air Corp.	124,339	5,294
Arkansas Best Corp.	137,599	5,198
Winnebago Industries, Inc.	163,815	5,177
Wabtec Corp.	251,830	5,160
* Kirby Corp.	120,609	5,069
* EGL, Inc.	222,098	5,064
* Continental Airlines, Inc. Class B	404,872	4,875
* Alaska Air Group, Inc.	163,735	4,820
* Aviall Inc.	167,901	4,701
Wabash National Corp.	184,833	4,510
Visteon Corp.	788,965	4,505
* Offshore Logistics, Inc.	134,703	4,488
* AirTran Holdings, Inc.	469,940	4,253
* Genesee & Wyoming Inc. Class A	147,654	3,826
* Old Dominion Freight Line, Inc.	121,011	3,769
* TBC Corp.	128,797	3,588
Superior Industries International, Inc.	129,686	3,425
* Tenneco Automotive, Inc.	258,230	3,218
Bandag, Inc.	65,123	3,059
* Fleetwood Enterprises, Inc.	337,852	2,939
* Delta Air Lines, Inc.	709,340	2,873
* RailAmerica, Inc.	225,217	2,811
Monaco Coach Corp.	161,101	2,602
Sea Containers Ltd. Class A	135,357	2,472
* Gulfmark Offshore, Inc.	91,782	2,378
* Northwest Airlines Corp. Class A	342,257	2,290
* Frontier Airlines, Inc.	216,550	2,269
* Keystone Automotive Industries, Inc.	95,242	2,206
Arctic Cat, Inc.	79,025	2,138
* ExpressJet Holdings, Inc.	182,077	2,077
* Aftermarket Technology Corp.	123,142	2,032
Marine Products Corp.	82,833	1,392
* Mesa Air Group Inc.	187,328	1,311
* Stoneridge, Inc.	103,950	1,269
* Strattec Security Corp.	23,124	1,239
Coachmen Industries, Inc.	85,856	1,168
* America West Holdings Corp. Class B	213,572	1,160
* Hayes Lemmerz International, Inc.	218,290	1,135
* Covenant Transport, Inc.	52,377	922
* P.A.M. Transportation Services, Inc.	41,365	711
* Collins & Aikman Corp.	226,931	279
Bandag, Inc. Class A	5,036	214

		435,089

Consumer Discretionary (19.4%)
* Getty Images, Inc.	292,411	20,793
American Eagle Outfitters, Inc.	672,764	19,880
* Monster Worldwide Inc.	688,383	19,309
Station Casinos, Inc.	281,338	19,004
The Neiman Marcus Group, Inc. Class A	202,450	18,526
OfficeMax, Inc.	509,100	17,055
* Activision, Inc.	1,128,910	16,708
* The Cheesecake Factory	449,332	15,929
* Urban Outfitters, Inc.	321,565	15,425
The Corporate Executive Board Co.	237,101	15,163
* Service Corp. International	2,009,941	15,034
* O'Reilly Automotive, Inc.	302,378	14,977
Applebee's International, Inc.	493,254	13,594
* ITT Educational Services, Inc.	279,587	13,560
* Tech Data Corp.	354,859	13,151
* BJ's Wholesale Club, Inc.	422,808	13,132
* Pacific Sunwear of California, Inc.	451,924	12,645
* Barnes & Noble, Inc.	364,725	12,579
Boyd Gaming Corp.	238,558	12,441
Adesa, Inc.	529,937	12,379
* Timberland Co.	173,656	12,317
The Toro Co.	138,909	12,293
Saks Inc.	680,361	12,281
Borders Group, Inc.	456,740	12,158
* Sonic Corp.	362,540	12,109
CBRL Group, Inc.	293,008	12,101
The Brink's Co.	345,440	11,952
Claire's Stores, Inc.	514,196	11,847
* Penn National Gaming, Inc.	396,402	11,646
* Laureate Education Inc.	264,602	11,322
Snap-On Inc.	350,176	11,132
* R.H. Donnelley Corp.	191,205	11,107
* AnnTaylor Stores Corp.	429,659	10,995
* PETCO Animal Supplies, Inc.	297,951	10,968
* Valassis Communications, Inc.	312,105	10,911
Dillard's Inc.	404,172	10,872
* Take-Two Interactive Software, Inc.	274,656	10,739
* Education Management Corp.	380,222	10,627
Regis Corp.	256,425	10,495
Reader's Digest Association, Inc.	605,862	10,487
* Copart, Inc.	438,595	10,333
* Quiksilver, Inc.	355,709	10,326
* Marvel Enterprises Inc.	511,253	10,225
* Waste Connections, Inc.	291,859	10,142
Strayer Education, Inc.	89,266	10,116
SCP Pool Corp.	317,443	10,114
Lee Enterprises, Inc.	232,000	10,069
Harte-Hanks, Inc.	363,546	10,019
American Greetings Corp. Class A	390,207	9,942
* Panera Bread Co.	174,844	9,884
Ruby Tuesday, Inc.	395,282	9,601
Pier 1 Imports Inc.	522,856	9,532
* Gaylord Entertainment Co.	229,982	9,291
* Zale Corp.	311,460	9,257
* The Yankee Candle Co., Inc.	290,414	9,206
* United Stationers, Inc.	201,135	9,101
* P.F. Chang's China Bistro, Inc.	149,468	8,938
MSC Industrial Direct Co., Inc. Class A	290,138	8,867
* Corinthian Colleges, Inc.	550,257	8,650
* Scientific Games Corp.	375,287	8,575
IKON Office Solutions, Inc.	857,991	8,486
* Guitar Center, Inc.	154,002	8,444
* Men's Wearhouse, Inc.	197,974	8,356
* Aeropostale, Inc.	253,987	8,318
* Jack in the Box Inc.	224,032	8,312
* Big Lots Inc.	686,919	8,257
* Earthlink, Inc.	909,564	8,186
* Tractor Supply Co.	186,363	8,135
* CEC Entertainment Inc.	221,117	8,093
Arbitron Inc.	188,464	8,085
John Wiley & Sons Class A	227,759	8,029
* Ask Jeeves, Inc.	283,681	7,966
* Navigant Consulting, Inc.	290,264	7,904
* Corrections Corp. of America REIT	203,860	7,869
* Fossil, Inc.	302,985	7,855
Media General, Inc. Class A	126,984	7,854
* CNET Networks, Inc.	830,701	7,842
* Scholastic Corp.	208,197	7,680
Wolverine World Wide, Inc.	349,108	7,481
* Jarden Corp.	162,791	7,469
Catalina Marketing Corp.	286,261	7,414
* Argosy Gaming Co.	161,401	7,412
* Radio One, Inc. Class D	501,173	7,392
ADVO, Inc.	188,482	7,059
* DeVry, Inc.	363,852	6,884
Choice Hotel International, Inc.	110,639	6,854
* Linens 'n Things, Inc.	274,660	6,820
* The Warnaco Group, Inc.	280,445	6,742
Maytag Corp.	481,996	6,733
Furniture Brands International Inc.	306,910	6,694
* THQ Inc.	236,694	6,661
Ethan Allen Interiors, Inc.	207,639	6,644
* MPS Group, Inc.	624,151	6,560
* Dick's Sporting Goods, Inc.	178,047	6,540
* Payless ShoeSource, Inc.	414,072	6,538
Tupperware Corp.	320,824	6,532
* Tommy Hilfiger Corp.	558,194	6,531
* InfoSpace, Inc.	159,184	6,499
Banta Corp.	151,547	6,486
Matthews International Corp.	196,068	6,423
* Rare Hospitality International Inc.	207,014	6,393
* United Natural Foods, Inc.	219,732	6,291
* Shuffle Master, Inc.	211,554	6,127
* Hot Topic, Inc.	276,854	6,049
* Aztar Corp.	210,776	6,020
* Emmis Communications, Inc.	312,398	6,004
The Pep Boys (Manny, Moe & Jack)	335,212	5,893
* Charming Shoppes, Inc.	723,484	5,882
Blockbuster Inc. Class A	664,031	5,863
Chemed Corp.	75,840	5,800
Nu Skin Enterprises, Inc.	254,307	5,724
Finish Line, Inc.	245,867	5,692
* Resources Global Professionals	270,232	5,656
* Gemstar-TV Guide International, Inc.	1,290,939	5,616
* DoubleClick Inc.	725,574	5,587
Blyth, Inc.	174,363	5,552
* Bright Horizons Family Solutions, Inc.	163,062	5,502
IHOP Corp.	115,131	5,489
* School Specialty, Inc.	138,054	5,406
Watson Wyatt & Co. Holdings	197,266	5,366
Callaway Golf Co.	418,240	5,353
* FTI Consulting, Inc.	258,275	5,331
The Neiman Marcus Group, Inc. Class B	58,998	5,325
K-Swiss, Inc.	158,171	5,224
* Too Inc.	211,292	5,213
* Insight Enterprises, Inc.	296,585	5,208
* The Children's Place Retail Stores, Inc.	106,860	5,103
Bob Evans Farms, Inc.	215,069	5,043
* ProQuest Co.	139,294	5,035
* Tempur-Pedic International Inc.	267,872	4,998
* Dollar Thrifty Automotive Group, Inc.	152,364	4,994
* ValueClick, Inc.	469,429	4,981
* The Advisory Board Co.	112,627	4,922
* CMGI Inc.	2,332,908	4,852
Kellwood Co.	168,283	4,845
* CSK Auto Corp.	273,650	4,830
ABM Industries Inc.	250,819	4,823
* Central Garden and Pet Co.	109,328	4,795
Jackson Hewitt Tax Service Inc.	229,125	4,793
G & K Services, Inc. Class A	118,611	4,779
* Global Imaging Systems, Inc.	134,097	4,755
* Cumulus Media Inc.	333,678	4,755
Talbots Inc.	148,106	4,736
* Helen of Troy Ltd.	172,535	4,724
* Tuesday Morning Corp.	162,394	4,688
* Hollywood Entertainment Corp.	352,349	4,640
* West Corp.	144,581	4,627
* Korn/Ferry International	240,512	4,577
Orient-Express Hotel Ltd.	174,348	4,550
Aaron Rents, Inc. Class B	226,259	4,525
* Labor Ready, Inc.	242,492	4,522
* Red Robin Gourmet Burgers	88,085	4,484
* CKE Restaurants Inc.	281,172	4,457
Phillips-Van Heusen Corp.	165,573	4,411
La-Z-Boy Inc.	316,604	4,410
World Fuel Services Corp.	138,548	4,364
Movie Gallery, Inc.	151,425	4,343
* Tetra Tech, Inc.	343,025	4,329
* Wesco International, Inc.	154,497	4,326
* Hibbett Sporting Goods, Inc.	142,955	4,294
* Heidrick & Struggles International, Inc.	116,743	4,293
Nautilus Inc.,	180,202	4,282
* Select Comfort Corp.	208,028	4,252
Hollinger International, Inc.	388,996	4,240
* Stage Stores, Inc.	110,394	4,238
Liberty Corp.	102,899	4,173
* The Sports Authority, Inc.	149,230	4,104
* Coldwater Creek Inc.	221,628	4,096
Sonic Automotive, Inc.	178,739	4,059
Ameristar Casinos, Inc.	74,227	4,059
* Pinnacle Entertainment, Inc.	242,852	4,056
* ShopKo Stores, Inc.	179,973	3,999
Cato Corp. Class A	123,108	3,970
Landry's Restaurants, Inc.	137,038	3,963
* Consolidated Graphics, Inc.	74,824	3,936
MAXIMUS, Inc.	116,839	3,913
* Cabela's Inc.	187,204	3,862
* Genesco, Inc.	135,758	3,858
* Journal Register Co.	229,880	3,839
Christopher & Banks Corp.	217,593	3,830
Gray Television, Inc.	262,845	3,803
* Stein Mart, Inc.	168,388	3,789
* Carter's, Inc.	95,241	3,786
* Stewart Enterprises, Inc. Class A	603,575	3,712
* CoStar Group, Inc.	100,300	3,696
* Ryan's Restaurant Group, Inc.	253,895	3,689
* Elizabeth Arden, Inc.	155,065	3,681
* WMS Industries, Inc.	130,198	3,666
Blockbuster Inc. Class B	438,351	3,665
* The Pantry, Inc.	117,536	3,640
Viad Corp.	134,773	3,625
Brown Shoe Co., Inc.	105,321	3,609
* RC2 Corp.	105,502	3,587
* Priceline.com, Inc.	141,996	3,578
* Cost Plus, Inc.	132,726	3,568
United Auto Group, Inc.	127,264	3,542
* Vail Resorts Inc.	140,228	3,541
* GameStop Corp. Class B	158,639	3,538
* K2 Inc.	255,824	3,518
Burlington Coat Factory Warehouse Corp.	122,380	3,512
Fred's, Inc.	204,033	3,503
* Electronics Boutique Holdings Corp.	81,317	3,494
Rollins, Inc.	187,663	3,491
* JAKKS Pacific, Inc.	159,691	3,429
* Universal Technical Institute Inc.	93,026	3,423
* 99 Cents Only Stores	253,936	3,344
Kelly Services, Inc. Class A	116,071	3,342
* Overstock.com, Inc.	77,338	3,325
Speedway Motorsports, Inc.	93,058	3,322
* Jo-Ann Stores, Inc.	117,872	3,311
* Insight Communications Co., Inc.	278,995	3,306
* Teletech Holdings Inc.	250,252	3,233
Lone Star Steakhouse & Saloon, Inc.	111,685	3,228
Oxford Industries, Inc.	86,681	3,172
* Group 1 Automotive, Inc.	119,607	3,146
* aQuantive, Inc.	282,818	3,131
* United Online, Inc.	297,718	3,117
Bowne & Co., Inc.	207,199	3,116
* Steak n Shake Co.	159,776	3,092
* MarineMax, Inc.	98,054	3,057
* Entravision Communications Corp.	344,476	3,056
* Coinstar, Inc.	141,815	3,006
Gevity HR, Inc.	157,107	3,004
Amerco, Inc.	64,779	2,999
The Stride Rite Corp.	224,195	2,982
* Midway Games Inc.	287,094	2,946
* NetFlix.com, Inc.	271,139	2,942
* Steiner Leisure Ltd.	89,679	2,932
Big 5 Sporting Goods Corp.	117,269	2,897
Russell Corp.	159,091	2,876
* O'Charley's Inc.	130,019	2,827
* Charter Communications, Inc.	1,761,881	2,819
* Spherion Corp.	371,523	2,783
* Lin TV Corp.	163,798	2,773
* PRIMEDIA Inc.	634,497	2,760
* USANA Health Sciences, Inc.	58,173	2,752
* GameStop Corp.	123,045	2,727
Journal Communications, Inc.	164,471	2,722
Pulitzer, Inc.	42,247	2,692
* Alliance Gaming Corp.	279,536	2,681
Triarc Cos., Inc. Class B	188,908	2,613
* California Pizza Kitchen, Inc.	110,528	2,591
The Marcus Corp.	126,302	2,589
* Krispy Kreme Doughnuts, Inc.	338,189	2,580
Handleman Co.	135,206	2,564
* The Dress Barn, Inc.	136,035	2,479
* Spanish Broadcasting System, Inc.	241,446	2,477
* Papa John's International, Inc.	71,345	2,477
bebe stores, inc	71,694	2,434
American Woodmark Corp.	65,198	2,365
* The Gymboree Corp.	188,514	2,364
Lithia Motors, Inc.	92,089	2,358
* Six Flags, Inc.	566,216	2,333
* Central European Distribution Corp.	69,879	2,326
UniFirst Corp.	56,443	2,252
* A.C. Moore Arts & Crafts, Inc.	83,517	2,227
Sinclair Broadcast Group, Inc.	277,112	2,225
infoUSA Inc.	211,376	2,222
* Isle of Capri Casinos, Inc.	81,258	2,157
The Topps Co., Inc.	233,680	2,152
Oakley, Inc.	165,737	2,125
* Cross Country Healthcare, Inc.	126,735	2,124
* LKQ Corp.	104,810	2,104
Central Parking Corp.	122,364	2,102
* Skechers U.S.A., Inc.	134,595	2,084
Pre-Paid Legal Services, Inc.	61,347	2,076
* Brightpoint, Inc.	109,495	2,051
Courier Corp.	39,051	2,048
CSS Industries, Inc.	55,866	2,042
Movado Group, Inc.	109,333	2,023
Churchill Downs, Inc.	50,647	2,005
Kenneth Cole Productions, Inc.	67,311	1,961
* Leapfrog Enterprises, Inc.	171,531	1,947
* Marchex, Inc.	104,299	1,944
* MTR Gaming Group Inc.	156,403	1,939
* Life Time Fitness, Inc.	71,861	1,939
* SOURCECORP, Inc.	96,000	1,933
* Vertrue Inc.	54,338	1,926
* Hudson Highland Group, Inc.	112,118	1,916
* Sirva Inc.	268,422	1,908
* TiVo Inc.	368,418	1,905
* LECG Corp.	96,586	1,893
Lawson Products, Inc.	39,773	1,861
* Martha Stewart Living Omnimedia, Inc.	81,786	1,848
* Playtex Products, Inc.	205,049	1,845
The Buckle, Inc.	52,621	1,837
* Stamps.com Inc.	110,216	1,830
* Revlon, Inc. Class A	619,221	1,783
* Fisher Communications, Inc.	34,014	1,759
* West Marine, Inc.	82,358	1,751
CDI Corp.	77,902	1,724
* Wireless Facilities, Inc.	273,249	1,708
* 4Kids Entertainment Inc.	77,108	1,705
* J. Jill Group, Inc.	122,232	1,682
* Playboy Enterprises, Inc. Class B	130,182	1,679
Libbey, Inc.	79,736	1,674
* ValueVision Media, Inc.	134,876	1,668
* Geo Group Inc.	57,565	1,645
Haverty Furniture Cos., Inc.	105,553	1,610
Oshkosh B' Gosh, Inc. Class A	52,419	1,599
* Pegasus Solutions Inc.	132,246	1,563
Blair Corp.	47,405	1,563
* Salem Communications Corp.	74,372	1,532
* Saga Communications, Inc.	94,788	1,526
* AMN Healthcare Services, Inc.	94,842	1,509
* Harris Interactive Inc.	313,491	1,445
* Century Business Services, Inc.	349,245	1,432
Action Performance Cos., Inc.	101,143	1,338
Russ Berrie and Co., Inc.	69,768	1,336
* Alloy, Inc.	222,625	1,309
* Charlotte Russe Holding Inc.	100,070	1,293
* Guess ?, Inc.	94,043	1,288
* Autobytel Inc.	254,115	1,281
* Sharper Image Corp.	76,467	1,270
* Gartner, Inc. Class B	135,470	1,267
* Steven Madden, Ltd.	75,195	1,255
* Multimedia Games Inc.	161,564	1,254
* Volt Information Sciences Inc.	51,022	1,232
Clark, Inc.	79,552	1,231
World Wrestling Entertainment, Inc.	101,548	1,219
* Asbury Automotive Group, Inc.	79,109	1,218
* Forrester Research, Inc.	86,489	1,218
* 1-800-FLOWERS.COM, Inc.	160,435	1,214
Triarc Cos., Inc. Class A	85,162	1,209
* Regent Communications, Inc.	219,199	1,173
National Presto Industries, Inc.	29,067	1,171
* Bombay Co.	218,420	1,158
* NetRatings, Inc.	74,511	1,136
* Blue Nile Inc.	37,656	1,041
Startek, Inc.	61,818	1,039
* GSI Commerce, Inc.	75,440	1,021
Renaissance Learning, Inc.	56,699	971
* FindWhat.com	91,966	954
* Digital Theater Systems Inc.	51,875	939
* Young Broadcasting Inc.	108,336	936
* Conn's, Inc.	49,280	926
Sturm, Ruger & Co., Inc.	131,016	908
Hancock Fabrics, Inc.	116,013	863
* Drugstore.com, Inc.	318,307	821
* Learning Tree International, Inc.	56,784	818
* 1-800 CONTACTS, Inc.	36,453	761
* Beasley Broadcast Group, Inc.	40,516	720
Dover Downs Gaming & Entertainment, Inc.	57,479	716
* Atari, Inc.	221,120	699
* Kirkland's, Inc.	52,541	581
* Advanced Marketing Services	92,341	554
* Medical Staffing Network Holdings, Inc.	73,742	487
Deb Shops, Inc.	12,512	353
* The Boyds Collection, Ltd.	125,350	291
* Radio One, Inc.	1,180	17
WPP Group PLC ADR	137	8

		1,787,323

Consumer Staples (1.7%)
* Del Monte Foods Co.	1,282,485	13,915
Church & Dwight, Inc.	379,516	13,461
* Rite Aid Corp.	3,149,349	12,471
Ralcorp Holdings, Inc.	179,199	8,485
* NBTY, Inc.	326,552	8,193
* Performance Food Group Co.	284,563	7,877
Universal Corp. (VA)	155,227	7,105
Chiquita Brands International, Inc.	248,574	6,657
Flowers Foods, Inc.	223,592	6,308
Longs Drug Stores, Inc.	172,161	5,891
Sensient Technologies Corp.	271,338	5,850
Pilgrim's Pride Corp.	162,157	5,792
* 7-Eleven, Inc.	240,458	5,776
Ruddick Corp.	214,607	4,968
Casey's General Stores, Inc.	274,352	4,930
Tootsie Roll Industries, Inc.	130,578	3,917
* Hain Celestial Group, Inc.	188,876	3,521
Schweitzer-Mauduit International, Inc.	90,344	3,031
American Italian Pasta Co.	110,302	3,022
Sanderson Farms, Inc.	54,581	2,358
Weis Markets, Inc.	57,671	2,126
J & J Snack Foods Corp.	41,143	1,927
* Peet's Coffee &Tea Inc.	77,321	1,906
Lance, Inc.	117,037	1,881
Dimon Inc.	274,707	1,717
* The Great Atlantic & Pacific Tea Co., Inc.	105,454	1,571
Vector Group Ltd.	101,497	1,561
* Wild Oats Markets Inc.	138,424	1,471
Coca-Cola Bottling Co.	24,145	1,263
Standard Commercial Tobacco Co.	62,687	1,166
* Boston Beer Co., Inc. Class A	52,012	1,139
Ingles Markets, Inc.	66,879	891
Arden Group Inc. Class A	8,237	585

		152,732

Financial Services (23.3%)
* AmeriCredit Corp.	945,059	22,152
American Capital Strategies, Ltd.	601,607	18,896
* Conseco, Inc.	919,645	18,779
Mills Corp. REIT	333,479	17,641
United Dominion Realty Trust REIT	806,459	16,831
Catellus Development Corp. REIT	626,876	16,706
Ryder System, Inc.	391,112	16,309
Colonial BancGroup, Inc.	777,701	15,958
Mack-Cali Realty Corp. REIT	370,191	15,678
Sky Financial Group, Inc.	577,822	15,497
Federal Realty Investment Trust REIT	317,234	15,338
First American Corp.	463,739	15,276
Camden Property Trust REIT	320,571	15,076
Reckson Associates Realty Corp. REIT	489,885	15,039
Rayonier Inc. REIT	303,322	15,024
HCC Insurance Holdings, Inc.	412,505	14,916
Webster Financial Corp.	323,594	14,694
StanCorp Financial Group, Inc.	172,927	14,661
HRPT Properties Trust REIT	1,215,917	14,482
Thornburg Mortgage, Inc. REIT	514,150	14,417
SL Green Realty Corp. REIT	247,311	13,904
Annaly Mortgage Management Inc. REIT	737,667	13,839
Arden Realty Group, Inc. REIT	399,495	13,523
Certegy, Inc.	380,528	13,174
FirstMerit Corp.	487,469	13,045
CBL & Associates Properties, Inc. REIT	180,442	12,903
Cullen/Frost Bankers, Inc.	285,459	12,888
IndyMac Bancorp, Inc.	377,199	12,825
Ventas, Inc. REIT	513,673	12,821
Pan Pacific Retail Properties, Inc. REIT	222,003	12,599
The South Financial Group, Inc.	411,052	12,554
Washington Federal Inc.	527,188	12,289
New Century REIT, Inc.	260,544	12,199
CenterPoint Properties Corp. REIT	296,707	12,165
Global Payments Inc.	187,201	12,073
East West Bancorp, Inc.	318,729	11,767
* Allmerica Financial Corp.	324,108	11,652
* The First Marblehead Corp.	200,977	11,562
* BISYS Group, Inc.	731,846	11,475
AmerUs Group Co.	238,458	11,267
* Affiliated Managers Group, Inc.	180,380	11,189
Jefferies Group, Inc.	295,815	11,146
Realty Income Corp. REIT	482,616	11,042
BRE Properties Inc. Class A REIT	306,748	10,828
Whitney Holdings Corp.	242,756	10,805
Healthcare Realty Trust Inc. REIT	290,204	10,575
Trizec Properties, Inc. REIT	554,814	10,541
Westamerica Bancorporation	203,197	10,520
UCBH Holdings, Inc.	263,043	10,495
CarrAmerica Realty Corp. REIT	331,494	10,459
Shurgard Storage Centers, Inc. Class A REIT	254,639	10,435
Raymond James Financial, Inc.	336,958	10,210
Health Care Inc. REIT	318,927	10,206
MoneyGram International, Inc.	538,876	10,179
* Alliance Data Systems Corp.	248,565	10,042
Waddell & Reed Financial, Inc.	503,151	9,932
American Financial Realty Trust REIT	675,251	9,879
* Kronos, Inc.	193,092	9,869
First Industrial Realty Trust REIT	259,879	9,831
* CB Richard Ellis Group, Inc.	279,532	9,781
NewAlliance Bancshares, Inc.	694,613	9,725
* Silicon Valley Bancshares	218,969	9,648
Hudson United Bancorp	273,496	9,641
People's Bank	228,170	9,344
First BanCorp Puerto Rico	220,793	9,329
* Jones Lang Lasalle Inc.	199,743	9,318
Colonial Properties Trust REIT	242,431	9,314
Brandywine Realty Trust REIT	325,995	9,258
IPC Holdings Ltd.	235,064	9,233
Crescent Real Estate, Inc. REIT	564,003	9,216
First Niagara Financial Group, Inc.	680,664	8,992
Reinsurance Group of America, Inc.	208,653	8,884
Prentiss Properties Trust REIT	259,918	8,879
* La Quinta Corp. REIT	1,033,428	8,784
Fremont General Corp.	398,801	8,770
Commerce Group, Inc.	141,192	8,751
Impac Mortgage Holdings, Inc. REIT	452,656	8,682
Trustmark Corp.	299,161	8,676
BancorpSouth, Inc.	419,919	8,667
Capital Automotive REIT	261,573	8,663
Essex Property Trust, Inc. REIT	125,604	8,659
Old National Bancorp	422,297	8,573
* Alleghany Corp.	30,877	8,553
GATX Corp.	255,730	8,488
Pennsylvania REIT	208,690	8,414
* Philadelphia Consolidated Holding Corp.	108,309	8,397
* Ohio Casualty Corp.	359,491	8,261
First Midwest Bancorp, Inc.	253,808	8,244
Taubman Co. REIT	295,776	8,205
Nationwide Health Properties, Inc. REIT	405,365	8,192
Alexandria Real Estate Equities, Inc. REIT	127,025	8,178
* United Rentals, Inc.	402,764	8,140
Jack Henry & Associates Inc.	440,446	7,924
Home Properties, Inc. REIT	203,861	7,910
Pacific Capital Bancorp	263,909	7,859
Downey Financial Corp.	127,170	7,825
Park National Corp.	69,465	7,815
American Financial Group, Inc.	253,661	7,813
Endurance Specialty Holdings Ltd.	205,368	7,771
Cathay General Bancorp	243,045	7,656
MAF Bancorp, Inc.	183,698	7,631
Greater Bay Bancorp	310,323	7,575
International Bancshares Corp.	216,269	7,498
Highwood Properties, Inc. REIT	277,844	7,452
United Bankshares, Inc.	222,885	7,386
Platinum Underwriters Holdings, Ltd.	248,660	7,385
Newcastle Investment Corp. REIT	249,495	7,385
Chittenden Corp.	281,647	7,343
Washington REIT	254,157	7,307
Delphi Financial Group, Inc.	168,903	7,263
Texas Regional Bancshares, Inc.	239,567	7,213
* Arch Capital Group Ltd.	179,781	7,198
Post Properties, Inc. REIT	230,925	7,168
Kilroy Realty Corp. REIT	173,541	7,100
Selective Insurance Group	152,041	7,029
W Holding Co., Inc.	697,901	7,028
The Phoenix Cos., Inc.	547,821	7,001
Susquehanna Bancshares, Inc.	282,787	6,894
* PHH Corp.	309,625	6,771
* ProAssurance Corp.	168,660	6,662
Southwest Bancorporation of Texas, Inc.	362,045	6,644
Provident Bankshares Corp.	201,424	6,639
* eFunds Corp.	296,964	6,628
Commercial Federal Corp.	239,507	6,622
Citizens Banking Corp.	223,646	6,566
Wintrust Financial Corp.	139,206	6,555
Lexington Corporate Properties Trust REIT	294,973	6,472
Redwood Trust, Inc. REIT	124,305	6,362
American Home Mortgage Investment Corp. REIT	219,953	6,299
Provident Financial Services Inc.	367,987	6,293
Hilb, Rogal and Hamilton Co.	175,067	6,267
Maguire Properties, Inc. REIT	262,185	6,261
Senior Housing Properties Trust REIT	374,988	6,255
F.N.B. Corp.	325,034	6,224
FactSet Research Systems Inc.	188,538	6,224
* Knight Trading Group, Inc.	623,186	6,008
Westcorp, Inc.	141,952	5,997
Umpqua Holdings Corp.	254,476	5,942
Gables Residential Trust REIT	178,160	5,933
John H. Harland Co.	169,364	5,819
Inland Real Estate Corp. REIT	387,015	5,817
Assured Guaranty Ltd.	323,508	5,807
Cousins Properties, Inc. REIT	224,281	5,802
Entertainment Properties Trust REIT	139,250	5,769
Corporate Office Properties Trust, Inc. REIT	211,990	5,613
Novastar Financial, Inc. REIT	155,662	5,605
Commercial Net Lease Realty REIT	300,205	5,539
Central Pacific Financial Co.	164,450	5,534
Republic Bancorp, Inc.	407,451	5,517
R.L.I. Corp.	130,556	5,412
Commercial Capital Bancorp, Inc.	264,686	5,386
Bank Mutual Corp.	453,230	5,357
* Danielson Holdings Corp.	309,942	5,347
R & G Financial Corp. Class B	170,713	5,321
Brookline Bancorp, Inc.	355,980	5,304
LaSalle Hotel Properties REIT	181,989	5,287
LandAmerica Financial Group, Inc.	102,817	5,144
Glimcher Realty Trust REIT	216,333	5,127
Alabama National BanCorporation	82,616	5,113
EastGroup Properties, Inc. REIT	133,306	5,026
CVB Financial Corp.	276,405	5,014
MB Financial, Inc.	130,765	5,008
* Sterling Financial Corp.	138,895	4,959
BankAtlantic Bancorp, Inc. Class A	284,756	4,955
TrustCo Bank NY	430,224	4,943
First Commonwealth Financial Corp.	359,736	4,928
Saxon Inc. REIT	286,941	4,921
S & T Bancorp, Inc.	137,378	4,863
Corus Bankshares Inc.	101,798	4,855
* First Federal Financial Corp.	95,041	4,848
UICI	194,936	4,727
* Sotheby's Holdings Class A	277,743	4,711
First Citizens BancShares Class A	31,869	4,665
Horace Mann Educators Corp.	260,736	4,625
* BankUnited Financial Corp.	172,142	4,624
Equity One, Inc. REIT	222,563	4,583
National Financial Partners Corp.	114,264	4,548
Hancock Holding Co.	138,110	4,489
* Signature Bank	167,198	4,432
* Piper Jaffray Cos., Inc.	120,981	4,427
National Penn Bancshares Inc.	178,695	4,391
Scottish Re Group Ltd.	194,146	4,372
Mid-America Apartment Communities, Inc. REIT	119,324	4,355
Glacier Bancorp, Inc.	141,557	4,317
Zenith National Insurance Corp.	82,202	4,263
First Republic Bank	131,396	4,253
* Investment Technology Group, Inc.	242,154	4,238
Heritage Property Investment Trust REIT	142,703	4,235
Harbor Florida Bancshares, Inc.	123,154	4,200
* Euronet Worldwide, Inc.	146,747	4,190
RAIT Investment Trust REIT	155,464	4,170
Equity Lifestyle Properties, Inc. REIT	118,172	4,166
CRT Properties, Inc. REIT	190,064	4,140
UMB Financial Corp.	72,429	4,123
First Charter Corp.	182,155	4,115
* Interactive Data Corp.	198,088	4,110
* Metris Cos., Inc.	353,111	4,093
NBT Bancorp, Inc.	179,823	4,030
PS Business Parks, Inc. REIT	99,625	4,015
Glenborough Realty Trust, Inc. REIT	207,918	3,975
Chemical Financial Corp.	122,229	3,973
Infinity Property & Casualty Corp.	125,832	3,934
United Community Banks, Inc.	165,658	3,931
Stewart Information Services Corp.	103,887	3,898
First Financial Bancorp	212,614	3,880
Amcore Financial, Inc.	135,948	3,841
* FelCor Lodging Trust, Inc. REIT	308,307	3,832
AMLI Residential Properties Trust REIT	139,218	3,813
Sovran Self Storage, Inc. REIT	96,130	3,810
Sun Communities, Inc. REIT	105,894	3,791
Boston Private Financial Holdings, Inc.	159,614	3,791
MCG Capital Corp.	244,644	3,764
MFA Mortgage Investments, Inc. REIT	491,111	3,737
Aspen Insurance Holdings Ltd.	147,855	3,727
* MeriStar Hospitality Corp. REIT	531,945	3,724
Parkway Properties Inc. REIT	79,343	3,705
National Health Investors REIT	142,266	3,696
Sterling Bancshares, Inc.	259,861	3,690
Tanger Factory Outlet Centers, Inc. REIT	166,393	3,661
Frontier Financial Corp.	96,530	3,658
Flagstar Bancorp, Inc.	186,810	3,652
Cash America International Inc.	165,562	3,631
Community Bank System, Inc.	158,117	3,622
Max Re Capital Ltd.	153,225	3,605
Equity Inns, Inc. REIT	325,037	3,585
PFF Bancorp, Inc.	129,895	3,585
Mid-State Bancshares	134,461	3,577
First Community Bancorp	80,627	3,572
Financial Federal Corp.	100,629	3,559
* Accredited Home Lenders Holding Co.	96,889	3,510
NDCHealth Corp.	219,149	3,502
* Nelnet, Inc.	108,736	3,461
Westbanco Inc.	125,458	3,451
Anthracite Capital Inc. REIT	308,168	3,433
* NCO Group, Inc.	175,591	3,433
* Digital Insight Corp.	206,392	3,385
Omega Healthcare Investors, Inc. REIT	306,212	3,362
Anchor Bancorp Wisconsin Inc.	118,705	3,337
Innkeepers USA Trust REIT	255,385	3,297
Unizan Financial Corp.	126,118	3,279
Kramont Realty Trust REIT	139,775	3,271
Gold Banc Corp., Inc.	232,501	3,262
Provident Bancorp, Inc.	265,408	3,249
Hanmi Financial Corp.	194,231	3,215
Alfa Corp.	218,847	3,162
First Financial Bankshares, Inc.	70,763	3,158
Independent Bank Corp. (MI)	109,352	3,146
United Fire & Casualty Co.	91,835	3,107
PrivateBancorp, Inc.	98,647	3,099
PXRE Group Ltd.	119,890	3,075
Getty Realty Holding Corp. REIT	120,255	3,073
* LaBranche & Co. Inc.	329,096	3,061
Harleysville National Corp.	143,241	3,044
* Triad Guaranty, Inc.	57,468	3,023
Partners Trust Financial Group, Inc.	284,507	3,016
* Instinet Group Inc.	508,830	2,992
* S1 Corp.	426,335	2,959
Oriental Financial Group Inc.	125,760	2,945
Fidelity Bankshares, Inc.	127,985	2,941
Northwest Bancorp, Inc.	135,252	2,896
* Advent Software, Inc.	158,767	2,886
* Argonaut Group, Inc.	134,882	2,862
Sandy Spring Bancorp, Inc.	88,312	2,854
City Holding Co.	95,956	2,834
* USI Holdings Corp.	238,478	2,809
* iPayment Holdings, Inc.	66,143	2,791
Ramco-Gershenson Properties Trust REIT	102,395	2,780
Sterling Financial Corp. (PA)	106,274	2,765
Dime Community Bancshares	181,520	2,759
Anworth Mortgage Asset Corp. REIT	281,464	2,688
KNBT Bancorp Inc.	175,562	2,686
Town & Country Trust REIT	100,857	2,668
Prosperity Bancshares, Inc.	100,282	2,656
First Merchants Corp.	102,018	2,642
* Universal American Financial Corp.	151,300	2,617
McGrath RentCorp	111,564	2,608
Acadia Realty Trust REIT	162,052	2,606
Main Street Banks, Inc.	98,332	2,604
Riggs National Corp.	134,706	2,572
Sterling Bancorp	105,275	2,555
Highland Hospitality Corp. REIT	243,470	2,520
* Quanta Capital Holdings Ltd.	311,260	2,490
Luminent Mortgage Capital, Inc. REIT	225,146	2,472
Arbor Realty Trust, Inc. REIT	99,857	2,471
Independent Bank Corp. (MA)	83,950	2,435
Net.Bank, Inc.	283,219	2,402
* Portfolio Recovery Associates, Inc.	70,426	2,397
Irwin Financial Corp.	103,628	2,386
American Equity Investment Life Holding Co.	186,210	2,382
Investors Real Estate Trust REIT	254,548	2,375
TierOne Corp.	100,203	2,355
Global Signal, Inc. REIT	77,912	2,334
Capitol Bancorp Ltd.	76,284	2,308
* National Western Life Insurance Co. Class A	13,258	2,266
* United America Indemnity, Ltd.	119,855	2,258
* HealthExtras, Inc.	134,933	2,247
* CompuCredit Corp.	83,700	2,228
Washington Trust Bancorp, Inc.	80,730	2,218
Old Second Bancorp, Inc.	73,486	2,217
Community Trust Bancorp Inc.	76,544	2,205
Suffolk Bancorp	66,025	2,181
Midland Co.	68,549	2,160
Trustreet Properties, Inc.,	140,194	2,158
WFS Financial, Inc.	49,966	2,156
West Coast Bancorp	90,525	2,154
* Franklin Bank Corp.	122,661	2,116
IBERIABANK Corp.	37,553	2,113
FBL Financial Group, Inc. Class A	75,278	2,108
Integra Bank Corp.	95,158	2,107
Capital City Bank Group, Inc.	51,672	2,093
First Financial Holdings, Inc.	74,858	2,080
Saul Centers, Inc. REIT	64,971	2,079
Advanta Corp. Class B	90,228	2,075
Bank of the Ozarks, Inc.	64,981	2,063
Affordable Residential Communities REIT	162,004	2,049
Presidential Life Corp.	125,097	2,037
Columbia Banking System, Inc.	85,288	2,026
Strategic Hotel Capital, Inc. REIT	137,183	2,017
Simmons First National Corp.	80,028	1,986
Odyssey Re Holdings Corp.	78,966	1,977
Direct General Corp.	95,298	1,957
Bedford Property Investors, Inc. REIT	89,412	1,952
State Auto Financial Corp.	72,949	1,942
Universal Health Realty Income REIT	67,892	1,918
Great Southern Bancorp, Inc.	58,305	1,893
* Ocwen Financial Corp.	228,953	1,848
Omega Financial Corp.	61,128	1,821
First Financial Corp. (IN)	61,564	1,819
Flushing Financial Corp.	99,315	1,808
Urstadt Biddle Properties Class A REIT	118,401	1,806
WSFS Financial Corp.	34,260	1,801
United Community Financial Corp.	161,189	1,788
* Navigators Group, Inc.	53,732	1,781
* ITLA Capital Corp.	35,462	1,772
Tompkins Trustco, Inc.	40,758	1,734
* Electro Rent Corp.	128,813	1,729
* eSPEED, Inc. Class A	187,729	1,727
Banner Corp.	63,952	1,725
Gabelli Asset Management Inc.	38,126	1,702
First Busey Corp.	87,717	1,697
CoBiz Inc.	86,478	1,676
Community Banks, Inc.	66,929	1,673
U.S.B. Holding Co., Inc.	74,225	1,647
Harleysville Group, Inc.	82,516	1,639
First Community Bancshares, Inc.	58,128	1,632
Union Bankshares Corp.	50,311	1,611
S.Y. Bancorp, Inc.	71,718	1,578
Capital Lease Funding, Inc. REIT	142,004	1,569
CityBank Lynnwood WA	48,377	1,565
First Bancorp (NC)	68,725	1,556
Peoples Holding Co.	50,001	1,555
Pennrock Financial Services Corp.	44,158	1,542
First Indiana Corp.	63,563	1,538
SWS Group, Inc.	94,553	1,516
* Asset Acceptance Capital Corp.	79,179	1,511
Bristol West Holdings, Inc.	96,463	1,495
* HomeStore, Inc.	669,536	1,486
First Source Corp.	69,453	1,481
Seacoast Banking Corp. of Florida	75,158	1,479
* CNA Surety Corp.	104,698	1,424
Arrow Financial Corp.	52,283	1,424
First Place Financial Corp.	77,437	1,417
Midwest Banc Holdings, Inc.	70,792	1,409
SCBT Financial Corp.	46,492	1,396
Camden National Corp.	39,495	1,396
Capital Southwest Corp.	17,565	1,389
Lakeland Bancorp, Inc.	88,533	1,378
Peoples Bancorp, Inc.	50,914	1,370
Virginia Financial Group, Inc.	41,340	1,360
Bank of Granite Corp.	73,233	1,354
Greenhill & Co., Inc.	37,354	1,337
* PRG-Schultz International, Inc.	263,736	1,321
OceanFirst Financial Corp.	55,923	1,285
* Encore Capital Group, Inc.	87,374	1,271
* TNS Inc.	68,187	1,224
First Oak Brook Bancshares, Inc.	41,449	1,214
Farmers Capital Bank Corp.	34,918	1,180
Mission West Properties Inc. REIT	109,850	1,164
* PMA Capital Corp. Class A	144,440	1,156
BancFirst Corp.	16,660	1,150
Peapack Gladstone Financial Corp.	42,516	1,148
Republic Bancorp, Inc. Class A	51,437	1,143
Baldwin & Lyons, Inc. Class B	43,748	1,135
* Citizens, Inc.	193,086	1,110
* Credit Acceptance Corp.	55,932	1,106
NBC Capital Corp.	42,151	1,019
Financial Institutions, Inc.	51,007	1,010
Pennfed Financial Services, Inc.	66,942	993
Citizens 1st Bancorp, Inc.	42,279	945
Federal Agricultural Mortgage Corp. Class C	53,584	937
Clifton Savings Bancorp, Inc.	83,577	936
Advanta Corp. Class A	44,978	936
German American Bancorp	56,247	872
* Texas Capital Bancshares, Inc.	38,447	807
Charter Financial Corp.	24,094	804
Royal Bancshares of Pennsylvania, Inc.	28,585	649
* CCC Information Services Group	19,350	442
Crawford & Co. Class B	52,734	377
Urstadt Biddle Properties REIT	16,779	262

		2,145,061

Health Care (11.0%)
* DaVita, Inc.	593,867	24,853
Cooper Cos., Inc.	251,356	18,324
* Covance, Inc.	379,812	18,083
* Charles River Laboratories, Inc.	374,528	17,618
* Affymetrix, Inc.	374,408	16,040
* Cytyc Corp.	679,737	15,641
* Edwards Lifesciences Corp.	361,643	15,630
* Renal Care Group, Inc.	409,816	15,548
* INAMED Corp.	218,050	15,237
* Pharmaceutical Product Development, Inc.	309,671	15,004
* Dade Behring Holdings Inc.	237,704	14,008
* Gen-Probe Inc.	303,279	13,514
* Accredo Health, Inc.	297,560	13,215
* OSI Pharmaceuticals, Inc.	308,276	12,744
Valeant Pharmaceuticals International	556,610	12,535
* Respironics, Inc.	214,167	12,480
* ResMed Inc.	206,368	11,639
* Stericycle, Inc.	260,273	11,504
* IDEXX Laboratories Corp.	208,414	11,288
* AMERIGROUP Corp.	302,746	11,068
* Martek Biosciences Corp.	188,858	10,990
* MGI Pharma, Inc.	432,160	10,921
* STERIS Corp.	420,744	10,624
* Andrx Group	443,575	10,056
Medicis Pharmaceutical Corp.	332,975	9,983
* LifePoint Hospitals, Inc.	223,808	9,812
* VCA Antech, Inc.	474,602	9,601
* Apria Healthcare Group Inc.	294,953	9,468
* Pediatrix Medical Group, Inc.	135,907	9,322
* Cerner Corp.	177,009	9,295
* Protein Design Labs, Inc.	580,455	9,281
* Amylin Pharmaceuticals, Inc.	530,542	9,279
Perrigo Co.	483,480	9,259
* Sierra Health Services, Inc.	144,691	9,237
* Endo Pharmaceuticals Holdings, Inc.	401,269	9,049
* Intuitive Surgical, Inc.	196,503	8,935
* Techne Corp.	222,082	8,923
* Sybron Dental Specialties, Inc.	240,841	8,646
* Neurocrine Biosciences, Inc.	221,845	8,443
Mentor Corp.	260,385	8,358
* Immucor Inc.	275,722	8,324
* ICOS Corp.	367,457	8,253
* Beverly Enterprises, Inc.	657,855	8,144
* Advanced Medical Optics, Inc.	224,908	8,144
* United Surgical Partners International, Inc.	173,243	7,929
* Kindred Healthcare, Inc.	225,779	7,925
Invacare Corp.	174,021	7,767
* Centene Corp.	248,667	7,458
* Province Healthcare Co.	302,769	7,294
* Nektar Therapeutics	510,831	7,121
* VISX Inc.	301,849	7,075
* PAR Pharmaceutical Cos. Inc.	206,119	6,893
* American Pharmaceuticals Partners, Inc.	128,727	6,660
* Human Genome Sciences, Inc.	713,910	6,582
* Haemonetics Corp.	154,507	6,514
Owens & Minor, Inc. Holding Co.	239,894	6,513
Diagnostic Products Corp.	133,023	6,425
* Onyx Pharmaceuticals, Inc.	203,774	6,388
* American Medical Systems Holdings, Inc.	369,044	6,340
* Ventana Medical Systems, Inc.	169,067	6,333
* American Healthways Inc.	190,546	6,292
* The Medicines Co.	263,291	5,966
* United Therapeutics Corp.	128,762	5,884
* NeighborCare Inc.	200,796	5,873
* Alkermes, Inc.	545,903	5,666
* Magellan Health Services, Inc.	163,478	5,566
* Vicuron Pharmaceuticals Inc.	348,180	5,487
* Connetics Corp.	216,635	5,479
* Cyberonics, Inc.	123,652	5,462
PolyMedica Corp.	166,758	5,296
* CONMED Corp.	172,372	5,192
* Sunrise Senior Living, Inc.	105,261	5,116
* Bio-Rad Laboratories, Inc. Class A	102,191	4,978
* Eon Labs, Inc.	161,994	4,899
* Biosite Inc.	93,640	4,872
* Priority Healthcare Corp. Class B	224,960	4,866
* Telik, Inc.	308,726	4,656
* Vertex Pharmaceuticals, Inc.	489,166	4,579
* Applera Corp.-Celera Genomics Group	444,828	4,559
* Kos Pharmaceuticals, Inc.	109,171	4,550
* Serologicals Corp.	185,367	4,530
* AmSurg Corp.	178,222	4,509
* PSS World Medical, Inc.	392,134	4,459
West Pharmaceutical Services, Inc.	186,408	4,455
* Nabi Biopharmaceuticals	355,814	4,441
* Chattem, Inc.	96,157	4,276
* Transkaryotic Therapies, Inc.	169,387	4,229
* Pharmion Corp.	144,641	4,195
* IDX Systems Corp.	120,675	4,191
* K-V Pharmaceutical Co. Class A	180,606	4,190
* Wright Medical Group, Inc.	173,374	4,161
* Genesis Healthcare Corp.	96,877	4,155
Arrow International, Inc.	119,924	4,119
* Hologic, Inc.	126,433	4,030
* CV Therapeutics, Inc.	197,185	4,015
* Laserscope	123,889	3,932
* Wellcare Group Inc.	128,956	3,928
* Molina Healthcare Inc.	83,767	3,861
* Eclipsys Corp.	243,055	3,762
* ArthroCare Corp.	131,768	3,755
* Integra LifeSciences Holdings	105,415	3,713
* PAREXEL International Corp.	157,979	3,713
* Alexion Pharmaceuticals, Inc.	167,819	3,636
* LabOne, Inc.	104,566	3,605
* Viasys Healthcare Inc.	188,767	3,602
* Encysive Pharmaceuticals, Inc.	351,287	3,590
* Medarex, Inc.	494,418	3,525
* eResearch Technology, Inc.	297,463	3,504
* Myriad Genetics, Inc.	186,713	3,434
* Impax Laboratories, Inc.	213,870	3,422
* Abgenix, Inc.	488,290	3,418
* Advanced Neuromodulation Systems, Inc.	123,107	3,300
* Salix Pharmaceuticals, Ltd.	199,047	3,282
* DJ Orthopedics Inc.	130,611	3,272
* Cubist Pharmaceuticals, Inc.	302,527	3,213
* CTI Molecular Imaging, Inc.	157,123	3,185
* Eyetech Pharmaceuticals Inc.	113,900	3,132
* Incyte Corp.	452,655	3,092
Alpharma, Inc. Class A	248,441	3,061
Analogic Corp.	70,641	3,055
* NPS Pharmaceuticals Inc.	236,085	2,979
* AtheroGenics, Inc.	227,428	2,977
* Exelixis, Inc.	432,679	2,934
* First Horizon Pharmaceutical Corp.	172,274	2,908
* SurModics, Inc.	91,047	2,905
* Thoratec Corp.	236,945	2,895
* RehabCare Group, Inc.	99,869	2,867
* Per-Se Technologies, Inc.	183,619	2,819
* Enzon Pharmaceuticals, Inc.	266,761	2,718
* ICU Medical, Inc.	74,228	2,635
Landauer, Inc.	54,450	2,589
* Ligand Pharmaceuticals Inc. Class B	450,744	2,583
* Kyphon Inc.	100,028	2,518
* Odyssey Healthcare, Inc.	212,100	2,494
* Noven Pharmaceuticals, Inc.	142,594	2,418
* Wilson Greatbatch Technologies, Inc.	130,397	2,378
* SonoSite, Inc.	90,754	2,358
Datascope Corp.	76,515	2,340
* Enzo Biochem, Inc.	157,861	2,276
* Gentiva Health Services, Inc.	138,924	2,248
* Adolor Corp.	225,820	2,245
* Zymogenetics, Inc.	138,509	2,114
* Inspire Pharmaceuticals, Inc.	250,391	2,043
* Keryx Biopharmaceuticals, Inc.	151,548	2,025
* BioMarin Pharmaceutical Inc.	392,243	2,020
* VistaCare, Inc.	98,623	2,019
* Digene Corp.	97,095	2,015
* InterMune Inc.	175,431	1,930
* Inverness Medical Innovations, Inc.	80,446	1,890
* Merit Medical Systems, Inc.	152,784	1,832
* OraSure Technologies, Inc.	243,841	1,795
* Kensey Nash Corp.	62,097	1,682
* Dendreon Corp.	305,001	1,662
* ARIAD Pharmaceuticals, Inc.	288,283	1,614
* Discovery Laboratories, Inc.	286,304	1,612
* Align Technology, Inc.	258,241	1,611
* Molecular Devices Corp.	84,737	1,610
* Barrier Therapeutics Inc.	102,269	1,584
National Healthcare Corp.	46,177	1,580
* NitroMed, Inc.	90,034	1,558
Vital Signs, Inc.	38,707	1,544
* Tanox, Inc.	160,601	1,542
* Geron Corp.	249,905	1,527
* Symbion, Inc.	70,354	1,503
Hooper Holmes, Inc.	376,141	1,437
* Lexicon Genetics Inc.	270,190	1,381
* Cell Therapeutics, Inc.	368,645	1,323
* ImmunoGen, Inc.	248,217	1,298
* Albany Molecular Research, Inc.	125,295	1,288
* Closure Medical Corp.	47,962	1,281
* Zoll Medical Corp.	56,651	1,276
* OCA Inc.	289,767	1,232
* Conceptus, Inc.	155,673	1,214
* Regeneron Pharmaceuticals, Inc.	237,396	1,213
* Isis Pharmaceuticals, Inc.	313,081	1,212
Young Innovations, Inc.	33,007	1,210
* Maxygen Inc.	139,714	1,199
* Cell Genesys, Inc.	260,153	1,178
* Trimeris, Inc.	99,804	1,124
* Antigenics, Inc.	165,830	1,111
* K-V Pharmaceutical Co. Class B	46,041	1,081
* CuraGen Corp.	258,668	1,076
Computer Programs and Systems, Inc.	38,272	1,075
* EPIX Pharmaceuticals, Inc.	140,301	982
* Possis Medical Inc.	108,266	906
* Corixa Corp.	288,285	885
* CorVel Corp.	41,328	881
* NeoPharm, Inc.	113,349	881
* Bruker BioSciences Corp.	244,532	861
* Alliance Imaging, Inc.	88,945	849
* Diversa Corp.	159,504	794
* CardioDynamics International Corp.	237,605	694
* SciClone Pharmaceuticals, Inc.	230,047	653
* Pozen Inc.	122,841	640
* Genta Inc.	461,726	522
* XOMA Ltd.	520,005	520
* Santarus Inc.	98,719	480
* Specialty Laboratories, Inc.	48,960	468
* GTx, Inc.	37,477	341
* Lannett Company, Inc.	36,828	232

		1,015,916

Integrated Oils (0.1%)
* KCS Energy, Inc.	283,159	4,349
* Delta Petroleum Corp.	146,127	2,125

		6,474

Other Energy (5.6%)
CONSOL Energy, Inc.	550,557	25,887
* Reliant Energy, Inc.	1,817,538	20,684
Massey Energy Co.	462,644	18,524
* Grant Prideco, Inc.	751,783	18,163
Patina Oil & Gas Corp.	408,429	16,337
Arch Coal, Inc.	379,233	16,311
* Plains Exploration & Production Co.	445,905	15,562
* Tesoro Petroleum Corp.	404,643	14,980
* Forest Oil Corp.	324,820	13,155
* FMC Technologies Inc.	395,231	13,114
Helmerich & Payne, Inc.	308,082	12,228
Cabot Oil & Gas Corp.	201,345	11,104
* Denbury Resources, Inc.	308,587	10,872
Vintage Petroleum, Inc.	340,108	10,700
* Unit Corp.	236,544	10,685
Range Resources Corp.	453,808	10,601
* Cal Dive International, Inc.	221,863	10,050
* Cimarex Energy Co.	253,118	9,872
* Houston Exploration Co.	171,889	9,789
* Cheniere Energy, Inc.	146,521	9,452
* Key Energy Services, Inc.	794,768	9,116
* Calpine Corp.	3,252,168	9,106
St. Mary Land & Exploration Co.	174,108	8,714
* Magnum Hunter Resources Inc.	530,167	8,541
* Quicksilver Resources, Inc.	167,119	8,144
* Todco	293,456	7,583
* Superior Energy Services, Inc.	419,520	7,216
* Grey Wolf, Inc.	1,091,427	7,182
* Whiting Petroleum Corp.	173,999	7,096
* Stone Energy Corp.	146,005	7,091
* Encore Acquisition Co.	168,522	6,960
* Dynegy, Inc.	1,723,401	6,738
* Hydrill Co.	109,554	6,399
* SEACOR Holdings Inc.	100,178	6,386
* Veritas DGC Inc.	203,261	6,090
Frontier Oil Corp.	164,024	5,948
* Spinnaker Exploration Co.	165,252	5,871
* Oceaneering International, Inc.	155,904	5,846
* Comstock Resources, Inc.	198,327	5,700
Berry Petroleum Class A	108,897	5,603
* Atwood Oceanics, Inc.	82,722	5,504
Penn Virginia Corp.	111,858	5,134
CARBO Ceramics Inc.	72,922	5,115
* Hanover Compressor Co.	423,073	5,106
* Energy Partners, Ltd.	190,334	4,943
* Swift Energy Co.	170,700	4,855
* Global Industries Ltd.	510,064	4,795
Holly Corp.	114,363	4,262
* Remington Oil & Gas Corp.	134,921	4,253
* Core Laboratories NV	160,050	4,108
* W-H Energy Services, Inc.	168,526	4,033
* Universal Compression Holdings, Inc.	105,577	3,998
* KFX, Inc.	294,449	3,946
* TETRA Technologies, Inc.	136,347	3,878
* Petroleum Development Corp.	95,858	3,613
* Oil States International, Inc.	165,911	3,409
* Parker Drilling Co.	577,579	3,321
* Newpark Resources, Inc.	511,287	3,011
* Input/Output, Inc.	448,127	2,890
* Enbridge Energy Management LLC	56,211	2,745
* Harvest Natural Resources, Inc.	222,326	2,643
* FuelCell Energy, Inc.	263,637	2,631
* The Meridian Resource Corp.	482,964	2,492
* Plug Power, Inc.	289,674	1,912
* Global Power Equipment Group Inc.	183,226	1,755
* Hornbeck Offshore Services, Inc.	57,039	1,429
RPC Inc.	91,745	1,394
* Dril-Quip, Inc.	42,029	1,292
Gulf Island Fabrication, Inc.	51,657	1,212
* Endeavor International Corp.	339,154	1,184
Crosstex Energy, Inc.	18,567	813
* Atlas America, Inc.	16,181	585

		521,661

Materials & Processing (8.5%)
Lubrizol Corp.	405,876	16,495
Martin Marietta Materials, Inc.	292,192	16,339
Louisiana-Pacific Corp.	636,130	15,992
* Crown Holdings, Inc.	1,006,402	15,660
Harsco Corp.	251,194	14,974
RPM International, Inc.	708,024	12,943
Cytec Industries, Inc.	236,319	12,820
Forest City Enterprise Class A	191,370	12,209
Cabot Corp.	364,583	12,188
Hughes Supply, Inc.	402,494	11,974
Allegheny Technologies Inc.	494,178	11,915
Florida Rock Industries, Inc.	197,889	11,640
* FMC Corp.	213,162	11,394
AptarGroup Inc.	217,516	11,306
The Timken Co.	411,919	11,262
Corn Products International, Inc.	426,497	11,085
Commercial Metals Co.	302,324	10,246
Crompton Corp.	698,622	10,200
Great Lakes Chemical Corp.	310,714	9,980
York International Corp.	252,073	9,876
* Scotts Miracle-Gro Company	139,970	9,830
Airgas, Inc.	410,853	9,815
Olin Corp.	427,240	9,527
Cleveland-Cliffs Inc.	130,189	9,487
Steel Dynamics, Inc.	257,925	8,886
Albemarle Corp.	237,368	8,631
* Shaw Group, Inc.	389,923	8,500
* Maverick Tube Corp.	259,362	8,432
Georgia Gulf Corp.	183,278	8,427
USEC Inc.	515,324	8,389
* Hercules, Inc.	579,171	8,386
Worthington Industries, Inc.	426,609	8,225
Minerals Technologies, Inc.	124,743	8,206
Clarcor Inc.	155,646	8,087
Quanex Corp.	150,737	8,037
Potlatch Corp.	170,604	8,030
Brady Corp. Class A	241,397	7,809
Carpenter Technology Corp.	131,114	7,789
* Armor Holdings, Inc.	191,832	7,115
Texas Industries, Inc.	131,861	7,088
Acuity Brands, Inc.	262,232	7,080
* Washington Group International, Inc.	154,886	6,968
* AK Steel Corp.	626,987	6,934
* URS Corp.	240,039	6,901
Lennox International Inc.	311,726	6,833
* Dycom Industries, Inc.	296,055	6,806
Reliance Steel & Aluminum Co.	168,680	6,749
* WCI Communities, Inc.	217,118	6,531
* USG Corp.	196,153	6,504
Simpson Manufacturing Co.	202,780	6,266
Delta & Pine Land Co.	222,890	6,018
Mueller Industries Inc.	209,961	5,910
Kaydon Corp.	171,747	5,393
MacDermid, Inc.	165,717	5,386
Watsco, Inc.	126,617	5,331
* Coeur d'Alene Mines Corp.	1,451,238	5,326
Granite Construction Co.	202,524	5,320
Longview Fibre Co.	279,999	5,253
* OM Group, Inc.	172,668	5,253
H.B. Fuller Co.	174,076	5,048
* Oregon Steel Mills, Inc.	214,782	4,940
Ferro Corp.	254,767	4,795
* NCI Building Systems, Inc.	123,567	4,770
Eagle Materials, Inc.	58,829	4,762
Silgan Holdings, Inc.	72,791	4,730
* PolyOne Corp.	530,159	4,708
* Cabot Microelectronics Corp.	149,834	4,702
Greif Inc. Class A	66,562	4,638
* Quanta Services, Inc.	600,641	4,583
* Hexcel Corp.	293,535	4,553
Compass Minerals International	178,680	4,547
Schnitzer Steel Industries, Inc. Class A	134,447	4,535
* Lone Star Technologies, Inc.	115,000	4,534
* Jacuzzi Brands, Inc.	463,640	4,525
Albany International Corp.	145,069	4,480
* Century Aluminum Co.	145,914	4,415
* EMCOR Group, Inc.	92,296	4,321
Eagle Materials, Inc. B Shares	54,118	4,264
* Trammell Crow Co.	205,641	4,230
ElkCorp	108,936	4,190
* Rogers Corp.	102,029	4,081
Wausau-Mosinee Paper Corp.	283,216	4,005
Brookfield Homes Corp.	94,008	3,968
* Hecla Mining Co.	720,475	3,948
* Apex Silver Mines Ltd.	245,435	3,932
* Symyx Technologies, Inc.	176,337	3,888
Spartech Corp.	195,367	3,878
Arch Chemicals, Inc.	135,703	3,863
Universal Forest Products, Inc.	98,125	3,812
Building Materials Holding Corp.	83,508	3,714
* W.R. Grace & Co.	401,934	3,424
* Mobile Mini, Inc.	84,430	3,412
* GrafTech International Ltd.	593,831	3,379
Glatfelter	227,218	3,351
A. Schulman Inc.	186,077	3,241
Cambrex Corp.	151,015	3,217
* Griffon Corp.	149,908	3,210
Gibraltar Industries Inc.	143,434	3,147
* Ceradyne, Inc.	140,084	3,134
WD-40 Co.	95,883	3,115
* RTI International Metals, Inc.	132,018	3,089
Neenah Paper Inc.	89,985	3,025
* Energy Conversion Devices, Inc.	130,340	2,963
Wellman, Inc.	195,047	2,820
Barnes Group, Inc.	98,688	2,681
* Tejon Ranch Co.	59,223	2,641
Chesapeake Corp. of Virginia	118,673	2,495
Deltic Timber Corp.	63,037	2,465
* Stillwater Mining Co.	247,873	2,442
* Graphic Packaging Corp.	543,917	2,399
Tredegar Corp.	140,843	2,375
* Insituform Technologies Inc. Class A	162,784	2,362
AMCOL International Corp.	125,179	2,348
Rock-Tenn Co.	174,313	2,318
Valmont Industries, Inc.	101,927	2,275
* Caraustar Industries, Inc.	173,419	2,237
Myers Industries, Inc.	157,322	2,220
* Trex Co., Inc.	49,626	2,204
CIRCOR International, Inc.	89,171	2,198
Apogee Enterprises, Inc.	149,539	2,135
* Buckeye Technology, Inc.	193,563	2,090
* Terra Industries, Inc.	254,763	1,977
Royal Gold, Inc.	107,574	1,972
* Interface, Inc.	274,621	1,873
Calgon Carbon Corp.	214,067	1,828
* Exide Technologies	139,804	1,803
Ameron International Corp.	48,739	1,755
Ennis, Inc.	98,886	1,673
Pope & Talbot, Inc.	93,849	1,650
* Avatar Holding, Inc.	31,772	1,489
* NL Industries, Inc.	59,239	1,368
Penn Engineering & Manufacturing Corp.	74,749	1,349
* DHB Industries, Inc.	149,431	1,315
* Alico, Inc.	22,188	1,169
Quaker Chemical Corp.	55,807	1,146
* Infrasource Services Inc.	95,402	1,145
* Encore Wire Corp.	98,310	1,003
The Standard Register Co.	79,717	992
* AAON, Inc.	56,477	930
Stepan Co.	35,505	835

		782,999

Producer Durables (8.0%)
United Defense Industries Inc.	308,549	22,654
* Crown Castle International Corp.	1,224,496	19,665
Ryland Group, Inc.	288,695	17,905
Roper Industries Inc.	256,454	16,798
Ametek, Inc.	416,826	16,777
Joy Global Inc.	469,170	16,449
Graco, Inc.	399,527	16,125
Cummins Inc.	217,676	15,314
Donaldson Co., Inc.	455,418	14,701
Standard Pacific Corp.	193,259	13,951
HNI Corp.	307,733	13,833
MDC Holdings, Inc.	193,237	13,459
Herman Miller, Inc.	430,110	12,955
Beazer Homes USA, Inc.	252,570	12,593
* Terex Corp.	285,664	12,369
* Mettler-Toledo International Inc.	252,749	12,006
* Thomas & Betts Corp.	359,322	11,606
Briggs & Stratton Corp.	311,652	11,347
Plantronics, Inc.	294,430	11,212
IDEX Corp.	277,325	11,190
Kennametal, Inc.	231,421	10,990
* Andrew Corp.	881,970	10,328
* Polycom, Inc.	596,565	10,112
* Hovnanian Enterprises Inc. Class A	197,560	10,076
* AGCO Corp.	549,634	10,031
* Rayovac Corp.	224,554	9,341
* Flowserve Corp.	336,453	8,704
Engineered Support Systems, Inc.	161,927	8,666
* Varian Semiconductor Equipment Associates, Inc.	222,126	8,443
Crane Co.	287,320	8,272
* Meritage Corp.	138,322	8,150
* Headwaters Inc.	243,278	7,984
* Actuant Corp.	160,427	7,206
Nordson Corp.	187,543	6,905
The Manitowoc Co., Inc.	170,537	6,888
* Genlyte Group, Inc.	75,321	6,777
* Dionex Corp.	120,706	6,578
JLG Industries, Inc.	302,334	6,515
Belden CDT Inc.	285,308	6,337
Cognex Corp.	252,222	6,275
* ESCO Technologies Inc.	77,701	6,243
Mine Safety Appliances Co.	158,509	6,141
Curtiss-Wright Corp.	106,850	6,090
Lincoln Electric Holdings, Inc.	201,702	6,067
* Cymer, Inc.	224,618	6,013
* Moog Inc.	132,371	5,983
* CUNO Inc.	103,217	5,304
* Teledyne Technologies, Inc.	168,832	5,284
* Esterline Technologies Corp.	149,037	5,149
* Interdigital Communications Corp.	335,015	5,132
* ATMI, Inc.	191,010	4,783
* Gardner Denver Inc.	120,924	4,778
* Powerwave Technologies, Inc.	603,829	4,674
* Paxar Corp.	216,985	4,630
Federal Signal Corp.	293,098	4,446
* Axcelis Technologies, Inc.	608,658	4,443
Woodward Governor Co.	61,946	4,442
Baldor Electric Co.	170,740	4,407
Regal-Beloit Corp.	150,268	4,326
Applied Industrial Technology, Inc.	152,236	4,141
* Brooks Automation, Inc.	271,393	4,120
* Champion Enterprises, Inc.	435,507	4,094
Steelcase Inc.	289,321	3,993
Watts Water Technologies, Inc.	121,854	3,974
* Littelfuse, Inc.	135,531	3,883
Thomas Industries, Inc.	96,789	3,837
* Itron, Inc.	128,812	3,818
Stewart & Stevenson Services, Inc.	166,243	3,805
* Taser International Inc.	316,992	3,804
* Triumph Group, Inc.	96,678	3,765
* Mykrolis Corp.	254,753	3,643
* FEI Co.	152,087	3,521
* Technitrol, Inc.	233,851	3,489
* Imagistics International Inc.	99,354	3,470
Tecumseh Products Co. Class A	87,520	3,467
* Photronics Inc.	188,926	3,420
* MKS Instruments, Inc.	212,089	3,368
* Electro Scientific Industries, Inc.	173,110	3,357
MTS Systems Corp.	114,855	3,334
A.O. Smith Corp.	115,118	3,323
* Arris Group Inc.	480,532	3,320
Franklin Electric, Inc.	87,137	3,288
* Credence Systems Corp.	415,513	3,287
M/I Homes, Inc.	64,331	3,148
NACCO Industries, Inc. Class A	30,078	3,066
* Orbital Sciences Corp.	313,935	3,039
* General Cable Corp.	239,683	2,893
* Entegris Inc.	292,211	2,890
* SBA Communications Corp.	312,889	2,866
CTS Corp.	212,710	2,765
Levitt Corp. Class A	101,966	2,614
Helix Technology Corp.	159,121	2,462
* Veeco Instruments, Inc.	162,997	2,453
* DuPont Photomasks, Inc.	90,329	2,409
* Astec Industries, Inc.	97,239	2,144
* Applied Films Corp.	90,414	2,090
* William Lyon Homes, Inc.	27,025	2,073
Technical Olympic USA, Inc.	68,228	2,060
Kimball International, Inc. Class B	141,669	2,054
* Sonic Solutions, Inc.	135,316	2,037
* Ultratech, Inc.	137,625	2,009
* MTC Technologies, Inc.	61,688	2,005
* Power-One, Inc.	409,381	1,990
* Mattson Technology, Inc.	250,556	1,989
Cohu, Inc.	124,653	1,988
* Kulicke & Soffa Industries, Inc.	312,247	1,964
* Photon Dynamics, Inc.	102,676	1,957
Tennant Co.	46,549	1,801
Standex International Corp.	63,823	1,742
Skyline Corp.	43,392	1,670
* LTX Corp.	372,583	1,654
United Industrial Corp.	55,577	1,646
* Presstek, Inc.	201,466	1,555
Robbins & Myers, Inc.	70,652	1,555
C & D Technologies, Inc.	154,328	1,551
HEICO Corp.	76,426	1,536
* Kadant Inc.	80,139	1,487
* Metrologic Instruments, Inc.	65,701	1,477
* Audiovox Corp.	113,841	1,450
* Asyst Technologies, Inc.	288,147	1,380
Keithley Instruments Inc.	85,560	1,380
Vicor Corp.	128,653	1,343
* Mastec Inc.	162,121	1,331
Lindsay Manufacturing Co.	68,015	1,298
Gorman-Rupp Co.	58,559	1,257
* Advanced Energy Industries, Inc.	129,340	1,251
* Rudolph Technologies, Inc.	76,602	1,154
* Semitool, Inc.	104,900	1,070
* Palm Harbor Homes, Inc.	62,387	1,014
* Argon ST, Inc.	23,562	778
Curtiss-Wright Corp. Class B	10,285	580
HEICO Corp. Class A	18,875	300
* Color Kinetics Inc.	27,122	273
Tecumseh Products Co. Class B	5,461	214

		734,055

Technology (11.0%)
* International Rectifier Corp.	406,215	18,483
* Arrow Electronics, Inc.	704,985	17,871
* SpectraSite, Inc.	296,779	17,204
* Western Digital Corp.	1,249,055	15,925
PerkinElmer, Inc.	740,368	15,274
* Macromedia, Inc.	431,987	14,472
* Avnet, Inc.	733,058	13,503
* FLIR Systems, Inc.	416,321	12,615
* Sybase, Inc.	579,049	10,689
* Trimble Navigation Ltd.	315,332	10,661
* Avid Technology, Inc.	196,277	10,623
Reynolds & Reynolds Class A	389,523	10,540
* F5 Networks, Inc.	208,132	10,509
* Hyperion Solutions Corp.	237,311	10,468
Acxiom Corp.	499,067	10,445
* MEMC Electronic Materials, Inc.	761,211	10,238
* CACI International, Inc.	177,798	9,820
* Cree, Inc.	449,697	9,781
* Cypress Semiconductor Corp.	765,493	9,645
* Brocade Communications Systems, Inc.	1,602,695	9,488
* Emulex Corp.	503,365	9,483
* The Titan Corp.	515,437	9,360
* Parametric Technology Corp.	1,646,211	9,202
* TIBCO Software Inc.	1,162,395	8,660
* BearingPoint, Inc.	970,242	8,509
* Rambus Inc.	557,292	8,398
* Akamai Technologies, Inc.	652,598	8,308
* MICROS Systems, Inc.	225,226	8,268
* 3Com Corp.	2,310,028	8,224
* Integrated Circuit Systems, Inc.	427,750	8,179
* Maxtor Corp.	1,521,994	8,097
* Varian, Inc.	213,225	8,079
* Benchmark Electronics, Inc.	251,426	8,003
* Integrated Device Technology Inc.	649,865	7,818
* Avocent Corp.	303,127	7,778
* Atmel Corp.	2,615,379	7,715
* Tessera Technologies, Inc.	177,739	7,684
* Semtech Corp.	428,245	7,653
* Websense, Inc.	142,141	7,647
* Anteon International Corp.	196,338	7,643
Imation Corp.	206,956	7,192
* Silicon Laboratories Inc.	237,050	7,043
* Foundry Networks, Inc.	707,182	7,001
ADTRAN Inc.	395,052	6,969
* Wind River Systems Inc.	454,119	6,848
* RSA Security Inc.	423,174	6,707
* DRS Technologies, Inc.	157,183	6,680
* Ascential Software Corp.	357,394	6,623
* Anixter International Inc.	181,350	6,556
* ANSYS, Inc.	190,091	6,503
* Perot Systems Corp.	481,329	6,469
* PalmOne, Inc.	249,910	6,343
* Coherent, Inc.	186,108	6,283
* SigmaTel Inc.	166,872	6,246
* Macrovision Corp.	272,588	6,212
* Applied Micro Circuits Corp.	1,874,555	6,167
* UNOVA, Inc.	296,354	6,120
* Mentor Graphics Corp.	441,284	6,046
* Skyworks Solutions, Inc.	951,759	6,044
* RF Micro Devices, Inc.	1,140,339	5,953
* Electronics for Imaging, Inc.	327,566	5,844
* Progress Software Corp.	219,819	5,764
* FileNET Corp.	251,449	5,728
* Microsemi Corp.	346,524	5,645
* Digital River, Inc.	180,893	5,637
* SRA International, Inc.	92,591	5,579
* Gateway, Inc.	1,365,826	5,504
* Intergraph Corp.	190,798	5,497
* Transaction Systems Architects, Inc.	230,479	5,336
* Digitas Inc.	527,891	5,332
* Tekelec	331,676	5,287
* Hutchinson Technology, Inc.	151,968	5,285
* CIENA Corp.	2,946,322	5,068
* CSG Systems International, Inc.	311,088	5,068
* OmniVision Technologies, Inc.	327,707	4,965
* CommScope, Inc.	331,284	4,956
* Openwave Systems Inc.	404,089	4,926
* Internet Security Systems, Inc.	251,384	4,600
* DSP Group Inc.	170,512	4,392
* SafeNet, Inc.	147,037	4,310
* Silicon Image, Inc.	420,290	4,228
* Aeroflex, Inc.	452,962	4,226
* Harmonic, Inc.	440,043	4,207
* Sycamore Networks, Inc.	1,170,666	4,168
* Informatica Corp.	500,828	4,142
* Intermagnetics General Corp.	169,982	4,137
* MicroStrategy Inc.	76,235	4,137
* Extreme Networks, Inc.	699,211	4,118
* Equinix, Inc.	95,516	4,044
* SERENA Software, Inc.	168,538	4,004
* ScanSource, Inc.	76,737	3,977
* Borland Software Corp.	489,360	3,974
* Power Integrations, Inc.	188,897	3,946
Black Box Corp.	105,345	3,941
* Keane, Inc.	302,058	3,936
* j2 Global Communications, Inc.	114,453	3,927
* RealNetworks, Inc.	672,182	3,885
* KEMET Corp.	500,562	3,879
* Checkpoint Systems, Inc.	229,156	3,868
* Conexant Systems, Inc.	2,574,245	3,861
* NetIQ Corp.	336,437	3,845
* Retek Inc.	340,500	3,820
* WebEx Communications, Inc.	176,902	3,819
* Aspect Communications Corp.	364,546	3,795
* Micrel, Inc.	411,218	3,791
* Manhattan Associates, Inc.	182,789	3,723
* Lattice Semiconductor Corp.	690,817	3,710
* Epicor Software Corp.	280,008	3,668
* Sapient Corp.	490,409	3,602
* Quest Software, Inc.	260,223	3,601
* Newport Corp.	248,112	3,595
* Vitesse Semiconductor Corp.	1,299,974	3,484
* FormFactor Inc.	152,259	3,447
* Synaptics Inc.	147,438	3,421
* Exar Corp.	253,478	3,397
* Dendrite International, Inc.	241,638	3,393
* ON Semiconductor Corp.	852,583	3,368
* Mercury Computer Systems, Inc.	121,778	3,359
Agilysys, Inc.	166,906	3,281
* Adaptec, Inc.	677,154	3,244
* Quantum Corp.	1,111,211	3,234
* Packeteer, Inc.	202,226	3,112
* Plexus Corp.	263,035	3,028
* Advanced Digital Information Corp.	367,627	3,015
* Ixia	169,181	3,010
* Ariba, Inc.	377,591	2,930
* Genesis Microchip Inc.	201,483	2,911
Inter-Tel, Inc.	118,162	2,895
* Komag, Inc.	127,445	2,848
EDO Corp.	91,445	2,748
* Altiris, Inc.	114,847	2,739
* Identix, Inc.	538,986	2,722
* Zoran Corp.	262,751	2,719
* TriQuint Semiconductor, Inc.	796,023	2,691
Methode Electronics, Inc. Class A	221,344	2,680
* Verint Systems Inc.	76,411	2,670
* II-VI, Inc.	150,570	2,626
* ViaSat, Inc.	138,489	2,588
* Ciber, Inc.	342,338	2,489
* Ditech Communications Corp.	199,011	2,482
* Amkor Technology, Inc.	642,117	2,479
* ManTech International Corp.	105,425	2,432
SS&C Technologies, Inc.	105,329	2,402
* McDATA Corp. Class A	635,211	2,395
* Actel Corp.	154,371	2,374
* JDA Software Group, Inc.	168,261	2,362
* Magma Design Automation, Inc.	198,678	2,358
* Pinnacle Systems, Inc.	421,682	2,357
* TTM Technologies, Inc.	223,782	2,341
Park Electrochemical Corp.	115,112	2,332
* Cirrus Logic, Inc.	515,671	2,331
* Lexar Media, Inc.	458,221	2,282
* Agile Software Corp.	304,934	2,220
* InterVoice, Inc.	197,371	2,216
* Micromuse Inc.	478,156	2,166
Talx Corp.	119,251	2,166
* Verity, Inc.	227,582	2,151
* Vignette Corp.	1,585,342	2,077
* Gartner, Inc. Class A	216,300	2,070
* ScanSoft, Inc.	546,385	2,033
* SeaChange International, Inc.	153,663	1,990
* Silicon Storage Technology, Inc.	515,751	1,919
* The TriZetto Group, Inc.	204,249	1,902
* Silicon Graphics, Inc.	1,596,775	1,900
* Remec, Inc.	358,724	1,894
* Daktronics, Inc.	86,729	1,878
* Pixelworks, Inc.	228,637	1,863
* Secure Computing Corp.	217,384	1,863
Cubic Corp.	97,550	1,848
* MRO Software Inc.	130,411	1,830
* Excel Technology, Inc.	73,298	1,802
* Westell Technologies, Inc.	326,506	1,799
* Opsware, Inc.	347,574	1,793
* Novatel Wireless, Inc.	165,668	1,781
* SonicWALL, Inc.	348,203	1,772
* Lawson Software Inc.	298,998	1,764
* Standard Microsystem Corp.	101,087	1,755
* Open Solutions Inc.	88,080	1,747
* Interwoven Inc.	223,342	1,740
Bel Fuse, Inc. Class B	57,172	1,732
BEI Technologies, Inc.	72,196	1,731
* Enterasys Networks, Inc.	1,216,231	1,703
* webMethods, Inc.	306,787	1,681
* SPSS, Inc.	96,272	1,674
* Jupitermedia Corp.	107,636	1,669
* OSI Systems Inc.	93,932	1,645
* E.piphany Inc.	442,742	1,572
* Dot Hill Systems Corp.	251,762	1,498
* MatrixOne, Inc.	312,087	1,489
* ActivCard Corp.	233,684	1,484
* Integrated Silicon Solution, Inc.	220,589	1,478
* Lionbridge Technologies, Inc.	256,020	1,457
* Blue Coat Systems, Inc.	61,640	1,449
* Anaren, Inc.	119,213	1,446
* Tyler Technologies, Inc.	188,094	1,431
* Entrust, Inc.	381,532	1,431
* AMIS Holdings Inc.	126,389	1,427
* NETGEAR, Inc.	94,251	1,422
* OpenTV Corp.	499,674	1,419
* InFocus Corp.	241,037	1,384
* IXYS Corp.	120,654	1,380
* Finisar Corp.	1,097,214	1,372
* Mindspeed Technologies, Inc.	612,328	1,365
* Herley Industries Inc.	78,345	1,340
* Audible, Inc.	98,079	1,326
Integral Systems, Inc.	57,563	1,322
* Pericom Semiconductor Corp.	153,309	1,314
* Concur Technologies, Inc.	161,591	1,312
* Kopin Corp.	426,372	1,309
* PDF Solutions, Inc.	92,599	1,296
* Keynote Systems Inc.	108,253	1,285
* Siliconix, Inc.	36,360	1,283
* Iomega Corp.	298,037	1,279
* SupportSoft, Inc.	233,597	1,233
* EPIQ Systems, Inc.	92,732	1,204
* Echelon Corp.	175,289	1,199
* Cray Inc.	443,480	1,131
* Broadwing Corp.	264,895	1,097
* PEC Solutions, Inc.	83,455	1,050
* Safeguard Scientifics, Inc.	727,974	1,034
* Motive, Inc.	101,652	1,017
* ESS Technology, Inc.	192,630	1,015
* Universal Display Corp.	144,054	1,007
* Transmeta Corp.	1,026,657	955
* Virage Logic Corp.	86,134	944
* SiRF Technology Holdings, Inc.	84,258	940
* @ Road, Inc.	219,727	901
* SeeBeyond Technology Corp.	282,982	894
* Atheros Communications	86,713	891
* Multi-Fineline Electronix, Inc.	49,586	875
Syntel, Inc.	49,374	874
* FalconStor Software, Inc.	143,165	855
* PalmSource, Inc.	91,880	831
* Embarcadero Technologies, Inc.	125,773	829
* Oplink Communications, Inc.	494,730	777
* Ulticom, Inc.	65,438	728
* SYNNEX Corp.	41,654	726
* Bioveris Corp.	130,344	688
* Blackboard Inc.	39,082	682
* Avanex Corp.	523,450	680
* Manugistics Group, Inc.	400,021	672
* Digimarc Corp.	98,645	607
QAD Inc.	72,549	600
* iGATE Corp.	144,065	537
* Net2Phone, Inc.	274,532	442
* Pegasystems Inc.	65,127	350
* McDATA Corp.	32,025	112
Bel Fuse, Inc. Class A	432	10
* Microstrategy Inc. Warrants Exp. 6/24/2007	11,775	2

		1,013,973

Utilities (5.9%)
* NII Holdings Inc.	403,711	23,213
* Western Wireless Corp. Class A	538,668	20,448
Alliant Energy Corp.	688,983	18,451
ONEOK, Inc.	566,216	17,451
* Allegheny Energy, Inc.	835,215	17,256
* CMS Energy Corp.	1,311,538	17,102
AGL Resources Inc.	433,533	15,143
OGE Energy Corp.	541,319	14,589
UGI Corp. Holding Co.	311,680	14,157
Aqua America, Inc.	578,084	14,076
Great Plains Energy, Inc.	452,435	13,835
National Fuel Gas Co.	480,702	13,743
* Southern Union Co.	545,516	13,698
Energen Corp.	199,582	13,292
Atmos Energy Corp.	465,502	12,569
Hawaiian Electric Industries Inc.	490,581	12,520
* Southwestern Energy Co.	220,570	12,520
Vectren Corp.	462,154	12,312
WPS Resources Corp.	216,108	11,436
Westar Energy, Inc.	522,837	11,314
Western Gas Resources, Inc.	314,998	10,852
Piedmont Natural Gas, Inc.	466,663	10,752
PNM Resources Inc.	388,650	10,369
NICOR Inc.	268,267	9,950
Peoples Energy Corp.	230,278	9,653
WGL Holdings Inc.	296,215	9,171
* Kinder Morgan Management, LLC	225,019	9,134
Duquesne Light Holdings, Inc.	467,803	8,383
* Sierra Pacific Resources	714,176	7,677
New Jersey Resources Corp.	169,324	7,371
IDACORP, Inc.	253,686	7,197
ALLETE, Inc.	161,689	6,767
UniSource Energy Corp.	208,461	6,456
Cleco Corp.	300,521	6,401
* Cincinnati Bell Inc.	1,491,443	6,339
Black Hills Corp.	187,654	6,206
Northwest Natural Gas Co.	166,789	6,033
* Commonwealth Telephone Enterprises, Inc.	121,077	5,708
* Price Communications Corp.	325,649	5,699
* Aquila, Inc.	1,471,051	5,634
* El Paso Electric Co.	288,732	5,486
Southwest Gas Corp.	219,230	5,297
Avista Corp.	280,259	4,905
* USA Mobility, Inc.	150,719	4,883
South Jersey Industries, Inc.	83,878	4,731
* Premiere Global Services, Inc.	406,959	4,607
CH Energy Group, Inc.	96,017	4,388
* IDT Corp. Class B	288,904	4,273
UIL Holdings Corp.	84,115	4,260
Otter Tail Corp.	166,386	4,166
MGE Energy, Inc.	123,520	4,095
Empire District Electric Co.	156,023	3,629
The Laclede Group, Inc.	121,595	3,551
California Water Service Group	106,157	3,542
* UbiquiTel Inc.	424,130	2,842
American States Water Co.	101,598	2,570
* Mediacom Communications Corp.	381,031	2,492
* General Communication, Inc.	261,063	2,384
Surewest Communications	79,924	1,843
* Centennial Communications Corp. Class A	156,933	1,703
Central Vermont Public Service Corp.	73,980	1,663
* IDT Corp.	114,548	1,627
North Pittsburgh Systems, Inc.	82,243	1,626
* Dobson Communications Corp.	697,454	1,409
Cascade Natural Gas Corp.	68,653	1,370
SJW Corp.	38,885	1,366
Connecticut Water Services, Inc.	48,735	1,215
CT Communications, Inc.	103,248	1,087
* Time Warner Telecom Inc.	273,313	1,085
* Intrado Inc.	84,567	1,040
* Primus Telecommunications Group, Inc.	409,862	643
* Triton PCS, Inc.	226,198	502

		545,157

Other (0.7%)
Carlisle Co., Inc.	189,373	13,213
Teleflex Inc.	220,658	11,293
Walter Industries, Inc.	218,994	9,318
Trinity Industries, Inc.	274,916	7,744
Lancaster Colony Corp.	170,803	7,268
* McDermott International, Inc.	366,466	6,937
GenCorp, Inc.	273,960	5,479
Kaman Corp. Class A	134,290	1,672
* Sequa Corp. Class A	28,033	1,454

		64,378

TOTAL COMMON STOCKS
(Cost $6,969,041)		9,204,818

TEMPORARY CASH INVESTMENTS (5.2%)

Money Market Fund (5.2%)
Vanguard Market Liquidity Fund, 2.748%**	478,958,973	478,959
	Face
	Amount
	(000)

U.S. Agency Obligation
Federal Home Loan Bank	(1)
(2)2.555%, 4/20/2005	2,000	1,997

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $480,956)		480,956

TOTAL INVESTMENTS (105.1%)
(Cost $7,449,997)		9,685,774

OTHER ASSETS AND LIABILITIES--NET (-5.1%)		(468,648)

NET ASSETS (100%)		$9,217,126

   *Non-income-producing security
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
(2)Securities with a value of $1,997,000 have been segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $7,449,997,000. Net unrealized appreciation of investment securities for tax purposes was $2,235,777,000, consisting of unrealized gains of $2,732,094,000 on securities that had risen in value since their purchase and $496,317,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 5.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	29	$8,958	($188)
E-mini Russell 2000 Index	40	2,471	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.